Cover	Dec. 31, 2025
Cover [Abstract]
Entity Registrant Name	USBC, Inc.
Entity Central Index Key	0001074828
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-0273142
Entity Address Address Line 1	300 E 2nd Street
Entity Address Address Line 2	15th Floor
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89501
City Area Code	775
Amendment Description	Amendment No. 1
Local Phone Number	239-7673